Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 8,254,941	$ 11,015,057	$ 17,857,469	$ 21,701,253	$ 39,914,675	$ 42,998,280
Cost of revenue	6,436,811	8,632,882	14,157,773	17,179,114	31,763,955	34,014,776
Gross profit	1,818,130	2,382,175	3,699,696	4,522,139	8,150,720	8,983,504
Operating expenses
Selling, general and administration	2,470,723	3,296,041	5,395,241	6,173,350	12,210,317	10,794,822
Depreciation and amortization	533,863	562,570	1,093,486	1,123,587	2,265,297	2,903,662
Acquisition related expenses						333,237
Changes in estimate for consideration payable						(6,940,310)
Impairment charges on goodwill and intangible assets						9,038,553
Operating expenses	3,004,586	3,858,611	6,488,727	7,296,937	14,475,614	16,129,964
Operating Income (loss)	(1,186,456)	(1,476,436)	(2,789,031)	(2,774,798)	(6,324,894)	(7,146,460)
Other income (expenses)
Interest expenses	(372,288)	(156,660)	(532,348)	(299,214)	(694,926)	(729,896)
Other income					4,540	88,161
Changes in fair value of warrant liability		388,552		(61,715)	1,796,174	(2,760,819)
Others, net	2,811	4,566	2,811	4,566
Total other income (expenses)	(369,477)	236,458	(529,537)	(356,363)	1,105,788	(3,402,554)
Income (loss) before income taxes	(1,555,933)	(1,239,978)	(3,318,568)	(3,131,161)	(5,219,106)	(10,549,014)
Income tax benefit (expense)	(17,485)	(16,590)	(39,377)	14,621	(388,657)	(6,348,502)
Income (loss) after income taxes	(1,573,418)	(1,256,568)	(3,357,945)	(3,116,540)
Net income (loss) attributable to the Company	(1,573,418)	(1,256,568)	(3,357,945)	(3,116,540)	(5,607,763)	(16,897,516)
Dividend on preferred stock	(107,835)	(106,234)	(215,670)	(211,939)	(426,003)	(2,583,185)
Net income (loss) attributable to common stock holders	(1,681,253)	(1,362,802)	(3,573,615)	(3,328,479)	(6,033,766)	(19,480,701)
Other comprehensive income (loss), net of tax
Foreign exchange translation	15,354	(18,141)	(20,149)	573	(26,985)	50,122
Total comprehensive income (loss)	(1,665,899)	(1,380,943)	(3,593,764)	(3,327,906)	(6,060,751)	(19,430,579)
Comprehensive loss attributable to the Company					(6,060,751)	(19,430,579)
Comprehensive loss attributable to the non-controlling interest
Total Comprehensive Income (loss)	$ (1,665,899)	$ (1,380,943)	$ (3,593,764)	$ (3,327,906)	$ (6,060,751)	$ (19,430,579)
Basic income (loss) per share	$ (0.48)	$ (0.67)	$ (1.03)	$ (1.73)	$ (2.83)	$ (20.47)
Diluted income (loss) per share	$ (0.48)	$ (0.67)	$ (1.03)	$ (1.73)	$ (2.83)	$ (20.47)
Basic weighted average number of common shares outstanding	3,518,118	2,027,095	3,482,286	1,925,009	2,128,806	951,601
Diluted weighted average number of common shares outstanding	3,518,118	2,027,095	3,482,286	1,925,009	2,128,806	951,601